Finance income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance income
In-kind interest on convertible loan notes	£ (7,964)	£ (7,005)
Foreign exchange loss		(12,981)
Interest expense on leases	(109)	(67)
Other	(67)	(10)
Total finance costs	(8,140)	(20,063)
Interest income on deposits	1,704
Foreign exchange gain	12,089
Fair value movements on convertible loan notes	16,510	38,124
Fair value movements on warrant liabilities	2,030	4,373
Total finance income	32,333	42,497
Total net finance income	£ 24,193	£ 22,434